Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 607,828,516.81
Previously Paid Amount	0.00
Total Fee Amount	83,941.12
Total Offset Amount	0.00
Net Fee	$ 83,941.12
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A